WEISS MILLENNIUM OPPORTUNITY FUND

                                 Class A Shares

                         Supplement dated March 1, 2000
                        to Prospectus dated June 30, 1999


              The Weiss Millennium Opportunity Fund is waiving the
             front-end sales load imposed on purchases of its Class
                         A Shares until April 15, 2000.

                                 The Weiss Fund
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                                 (800) 289-8100